IGR-STATSUP-1 072715

Statutory Prospectus Supplement dated July 27, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco International Growth Fund

The Fund will close to new investors, other than in the circumstances outlined below, effective the open of business on October 1, 2015.

The following sentence is added on the front cover of the Prospectus:

“As of the open of business on October 1, 2015, the Fund will limit public sales of its shares to certain investors.”

The following information is added under the heading “Other Information”:

“Limited Fund Offering

Effective as of the open of business on October 1, 2015, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on September 30, 2015, may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of September 30, 2015. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of September 30, 2015. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of September 30, 2015, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to March 31, 2016.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

IGR-STATSUP-1 072715

AIMF-STATSUP-1 072715

Statutory Prospectus Supplement dated July 27, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

Invesco International Growth Fund will close to new investors, other than in the circumstances outlined below, effective the open of business on October 1, 2015.

The following sentence is added on the front cover of the Prospectus:

“As of the open of business on October 1, 2015, Invesco International Growth Fund will limit public sales of its shares to certain investors.”

The following information is added under the heading “Other Information”:

“Limited Fund Offering (Invesco International Growth Fund)

Effective as of the open of business on October 1, 2015, Invesco International Growth Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on September 30, 2015, may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of September 30, 2015. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of September 30, 2015. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of September 30, 2015, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to March 31, 2016.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

AIMF-STATSUP-1 072715